Filed pursuant to Rule 497(e)

Registration Nos. 333-221764, 811-23312

Rockefeller Opportunistic Municipal Bond ETF (RMOP)

Rockefeller California Municipal Bond ETF (RMCA)

Rockefeller New York Municipal Bond ETF (RMNY)

(each a “Fund” and collectively, the “Funds”)

each listed on NYSE Arca, Inc.

February 12, 2026

Supplement to each Summary Prospectus and the Prospectus,

each dated November 26, 2025

Effective immediately, the Fee Table for Rockefeller Opportunistic Municipal Bond ETF in the “Fees and Expenses of the Fund” section within the Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Interest Expense	0.25%
Total Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.80%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.

Effective immediately, the Fee Table for Rockefeller California Municipal Bond ETF in the “Fees and Expenses of the Fund” section within the Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Interest Expense	0.00%
Total Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.55%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses, and other non-routine or extraordinary expenses.

Effective immediately, the Fee Table for Rockefeller New York Municipal Bond ETF in the “Fees and Expenses of the Fund” section within the Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Interest Expense	0.00%
Total Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.55%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses, and other non-routine or extraordinary expenses.

Please retain this Supplement for future reference.